UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2015

Date of reporting period:	8/31/2014

Item 1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc. Schedule of Investments as of August 31, 2014 (Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 139.6%
BANK LOANS(a) — 7.8%
Cable — 0.5%
Newsday LLC	3.657%	10/12/16	2,954	$2,953,846

Capital Goods — 1.3%
CPM Acquisition Holdings, Inc.	6.250%	08/29/17	6,000	6,015,000
CPM Acquisition Holdings, Inc.	10.250%	03/01/18	1,749	1,769,769

				7,784,769

Chemicals — 0.5%
Axalta Coating Systems US Holdings	4.000%	02/01/20	997	990,831
Colouroz Investment 2 LLC	4.750%	09/30/21	2,250	2,239,454

				3,230,285

Electric — 0.8%
Calpine Corp.	4.000%	10/09/19	3,734	3,722,844
Energy Future Intermediate Co. LLC	4.250%	06/20/16	1,000	1,002,917

				4,725,761

Energy — Other — 0.3%
Samson Investment Co.	5.000%	09/25/18	1,850	1,829,519

Food — 2.3%
Albertsons Holdings LLC	5.000%	08/31/19	14,000	13,979,588

Gaming — 0.3%
MGM Resorts International	3.500%	12/20/19	1,970	1,956,866

Healthcare & Pharmaceutical — 0.1%
Catalent Pharma Solutions, Inc.	6.500%	12/29/17	875	879,832

Technology — 1.7%
Avago Technologies Finance Pte Ltd.	3.750%	05/06/21	5,000	4,992,855
Kronos, Inc.	9.750%	04/30/20	3,743	3,836,514
Sungard Availability Services Capital, Inc.	6.000%	03/29/19	1,995	1,962,581

				10,791,950

TOTAL BANK LOANS (cost $47,872,636)				48,132,416

CORPORATE BONDS — 131.8%
Aerospace & Defense — 2.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.500%	03/15/18	2,875	3,205,625
Ducommun, Inc., Gtd. Notes(b)	9.750%	07/15/18	2,975	3,250,188
Esterline Technologies Corp., Gtd. Notes(b)	7.000%	08/01/20	1,225	1,310,750
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A(b)	8.250%	10/15/18	4,525	4,660,750

				12,427,313

Automotive — 3.8%
Allison Transmission, Inc., Gtd. Notes, 144A(b)	7.125%	05/15/19	2,420	2,559,150
American Axle & Manufacturing, Inc., Gtd. Notes(b)	5.125%	02/15/19	1,550	1,596,500
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(b)	8.000%	06/15/19	7,275	7,825,354
General Motors Co., Sr. Unsec’d. Notes(b)	3.500%	10/02/18	2,925	2,987,156
Lear Corp., Gtd. Notes(b)	8.125%	03/15/20	1,214	1,286,840
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(b)	6.875%	08/15/18	6,850	7,218,188

				23,473,188

Building Materials & Construction — 8.3%
Beazer Homes USA, Inc., Gtd. Notes	5.750%		06/15/19	1,675	1,662,438
Beazer Homes USA, Inc., Sr. Sec’d. Notes(b)	6.625%		04/15/18	5,275	5,578,312
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $1,522,894; purchased 06/30/14)(b)(c)(d)	7.000%		02/15/20	1,435	1,506,750
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $4,015,735; purchased 06/20/13 - 08/12/14)(b)(c)(d)	6.875%		08/15/18	3,850	3,994,375
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(b)	9.875%		04/30/19	5,000	5,675,000
D.R. Horton, Inc., Gtd. Notes(b)	4.750%		05/15/17	3,000	3,157,500
KB Home, Gtd. Notes	4.750%		05/15/19	1,000	1,000,000
Lennar Corp., Gtd. Notes(b)	4.500%		06/15/19	2,600	2,652,000
Lennar Corp., Gtd. Notes(b)	4.750%		12/15/17	5,075	5,278,000
Standard Pacific Corp., Gtd. Notes	8.375%		05/15/18	1,000	1,160,000
Standard Pacific Corp., Gtd. Notes(b)	10.750%		09/15/16	4,000	4,660,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(b)	7.750%		04/15/20	3,500	3,788,750
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	400	407,000
Toll Brothers Finance Corp., Gtd. Notes(b)	8.910%		10/15/17	1,600	1,904,000
US Concrete, Inc., Sr. Sec’d. Notes	8.500%		12/01/18	5,075	5,481,000
Weyerhaeuser Real Estate Co., Sr. Unsec’d. Notes, 144A(b)	4.375%		06/15/19	3,125	3,125,000

					51,030,125

Cable — 8.7%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%		04/15/18	2,750	3,059,375
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625%		09/15/17	6,700	7,638,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.000%		01/15/19	9,620	10,088,494
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.250%		10/30/17	2,900	3,030,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.375%		06/01/20	1,000	1,080,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%		04/30/20	2,460	2,638,350
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	8.625%		02/15/19	2,500	2,937,500
DISH DBS Corp., Gtd. Notes(b)	4.250%		04/01/18	3,390	3,470,512
DISH DBS Corp., Gtd. Notes	7.875%		09/01/19	1,000	1,160,000
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%		12/01/18	4,725	4,996,687
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%		12/01/18	5,100	5,393,250
Numericable Group SA (France), Sr. Sec’d. Notes, 144A(b)	4.875%		05/15/19	5,155	5,219,437
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A(b)	7.500%		03/15/19	1,625	1,718,438
Videotron Ltee (Canada), Gtd. Notes	9.125%		04/15/18	41	42,333
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(b)	8.375%		10/15/19	1,350	1,414,125

					53,887,001

Capital Goods — 12.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	2.977	%(a)	12/01/17	6,375	6,343,125
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,142,312; purchased 01/16/14 - 02/12/14)(b)(c)(d)	7.000%		02/01/19	1,125	1,189,688
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	850	873,375
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $1,526,000; purchased 03/21/14)(b)(c)(d)	8.750%		12/15/19	1,400	1,554,000
CNH America LLC, Gtd. Notes(b)	7.250%		01/15/16	7,235	7,687,187
CNH Capital LLC, Gtd. Notes(b)	3.875%		11/01/15	2,075	2,106,125

Columbus McKinnon Corp., Gtd. Notes(b)	7.875%	02/01/19	2,900	3,066,750
Hertz Corp. (The), Gtd. Notes(b)	4.250%	04/01/18	3,875	3,894,375
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	925	970,094
Hertz Corp. (The), Gtd. Notes(b)	7.500%	10/15/18	3,250	3,392,187
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	1,000	1,077,500
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $10,792,500; purchased 04/04/14 - 04/15/14)(c)(d)	8.375%	12/15/18	10,000	10,500,000
Laureate Education, Inc., Gtd. Notes, 144A	9.250%	09/01/19	3,875	3,971,875
Light Tower Rentals, Inc., Sr. Sec’d. Notes, 144A	8.125%	08/01/19	950	973,750
NCSG Crane & Heavy Haul Services (Canada), Sec’d. Notes, 144A	9.500%	08/15/19	4,175	4,274,156
Polymer Group, Inc., Sr. Sec’d. Notes(b)	7.750%	02/01/19	1,342	1,414,133
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(b)	7.000%	05/15/18	7,474	7,866,385
SPX Corp., Gtd. Notes(b)	6.875%	09/01/17	3,000	3,307,500
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,924,030; purchased 05/14/14 - 06/30/14)(c)(d)	7.500%	02/15/19	6,538	6,734,140
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $4,080,000; purchased 07/28/14)(c)(d)	7.500%	02/15/19	4,000	4,120,000
United Rentals North America, Inc., Sec’d. Notes(b)	5.750%	07/15/18	1,600	1,684,000
WireCo WorldGroup, Inc., Gtd. Notes(b)	9.500%	05/15/17	2,000	2,050,000

				79,050,345

Chemicals — 5.3%
Ashland, Inc., Sr. Unsec’d. Notes(b)	3.000%	03/15/16	3,350	3,396,063
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%	05/01/21	1,750	1,907,500
Celanese U.S. Holdings LLC, Gtd. Notes	6.625%	10/15/18	495	513,563
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	8.875%	02/01/18	3,425	3,553,437
Huntsman International LLC, Gtd. Notes(b)	8.625%	03/15/20	4,500	4,826,250
Kissner Milling Co., Ltd. (Canada), Sr. Sec’d. Notes, 144A (original cost $2,025,000; purchased 05/15/14)(b)(c)(d)	7.250%	06/01/19	2,025	2,088,281
Koppers, Inc., Gtd. Notes(b)	7.875%	12/01/19	5,494	5,761,832
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A(b)	9.750%	03/31/20	9,800	10,780,000

				32,826,926

Consumer — 1.8%
Gibson Brands, Inc., Sr. Sec’d. Notes, 144A (original cost $625,500; purchased 05/13/14)(c)(d)	8.875%	08/01/18	600	606,000
Jarden Corp., Gtd. Notes(b)	7.500%	05/01/17	3,750	4,185,938
Scotts Miracle-Gro Co. (The), Gtd. Notes(b)	6.625%	12/15/20	2,000	2,135,000
Service Corp. International, Sr. Unsec’d. Notes	7.000%	06/15/17	1,000	1,103,750
Service Corp. International, Sr. Unsec’d. Notes(b)	7.625%	10/01/18	2,753	3,172,833

				11,203,521

Electric — 3.4%
AES Corp. (The), Sr. Unsec’d. Notes(b)	8.000%	10/15/17	4,000	4,610,000
AES Corp. (The), Sr. Unsec’d. Notes(b)	9.750%	04/15/16	3,444	3,848,670
DPL, Inc., Sr. Unsec’d. Notes(b)	6.500%	10/15/16	1,550	1,643,000
GenOn REMA LLC, Pass-Through Certificates, Series B(d)	9.237%	07/02/17	860	917,674
GenOn REMA LLC, Pass-Through Certificates, Series C(b)	9.681%	07/02/26	900	981,000
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125%	06/30/17	613	657,133

NRG Energy, Inc., Gtd. Notes(b)	7.625%	01/15/18	7,600	8,557,600

				21,215,077

Energy — Integrated — 0.3%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(b)	7.250%	12/12/21	1,500	1,665,000

Energy — Other — 3.9%
Energy XXI Gulf Coast, Inc., Gtd. Notes(b)	9.250%	12/15/17	1,725	1,828,500
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes(b)	9.375%	05/01/20	2,250	2,536,875
Harvest Operations Corp. (South Korea), Gtd. Notes(b)	6.875%	10/01/17	3,050	3,255,875
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $7,717,500; purchased 03/15/13)(b)(c)(d)	8.000%	02/15/20	7,000	7,385,000
Ocean Rig UDW, Inc. (Cyprus), Sr. Unsec’d. Notes, 144A	7.250%	04/01/19	1,125	1,119,375
PHI Inc., Gtd. Notes	5.250%	03/15/19	1,225	1,240,312
SESI LLC, Gtd. Notes(b)	6.375%	05/01/19	2,550	2,683,875
Tesoro Corp., Gtd. Notes(b)	4.250%	10/01/17	3,675	3,822,000

				23,871,812

Foods — 4.1%
ARAMARK Corp., Gtd. Notes	5.750%	03/15/20	950	995,125
Constellation Brands, Inc., Gtd. Notes(b)	7.250%	09/01/16	3,052	3,364,830
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,784,375; purchased 06/17/14)(b)(c)(d)	7.250%	06/01/21	3,500	3,736,250
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,898,125; purchased 05/27/14 - 07/08/14)(c)(d)	9.375%	05/01/20	2,625	2,821,875
Pilgrim’s Pride Corp., Gtd. Notes(b)	7.875%	12/15/18	2,250	2,368,125
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A(b)	5.250%	08/01/18	4,585	4,768,400
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes(b)	8.875%	12/15/17	6,700	7,152,250

				25,206,855

Gaming — 7.4%
Boyd Gaming Corp., Gtd. Notes(b)	9.125%	12/01/18	5,120	5,388,800
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	11.250%	06/01/17	365	300,213
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000%	10/01/20	1,575	1,563,188
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,788,015; purchased 09/04/13 - 05/21/14)(c)(d)	9.125%	05/01/19	3,618	3,853,170
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375%	11/01/18	3,775	3,916,562
Isle of Capri Casinos, Inc., Gtd. Notes(b)	7.750%	03/15/19	5,575	5,895,562
MGM Resorts International, Gtd. Notes(b)	7.500%	06/01/16	2,000	2,175,000
MGM Resorts International, Gtd. Notes(b)	10.000%	11/01/16	5,000	5,762,500
MTR Gaming Group, Inc., Sec’d. Notes(b)	11.500%	08/01/19	3,502	3,913,485
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%	02/15/18	4,000	4,220,000
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.500%	04/15/21	3,050	3,271,125
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%	05/15/20	4,974	5,334,615

				45,594,220

Healthcare & Pharmaceutical — 10.8%
Allergan Inc., Sr. Unsec’d. Notes(b)	1.350%	03/15/18	2,940	2,856,701
Capella Healthcare, Inc., Gtd. Notes(b)	9.250%	07/01/17	4,128	4,326,660
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	3,700	3,783,250
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	6,750	7,340,625
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,235	1,272,050

ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	5,615	6,022,087
Emdeon, Inc., Gtd. Notes(b)	11.000%	12/31/19	8,000	9,040,000
HCA Holdings, Inc., Sr. Unsec’d. Notes(b)	7.750%	05/15/21	1,500	1,635,000
HCA, Inc., Gtd. Notes(b)	8.000%	10/01/18	1,325	1,550,250
HCA, Inc., Sr. Sec’d. Notes(b)	3.750%	03/15/19	3,075	3,098,063
HCA, Inc., Sr. Unsec’d. Notes(b)	6.375%	01/15/15	1,325	1,344,875
HCA, Inc., Sr. Unsec’d. Notes, MTN(b)	9.000%	12/15/14	4,203	4,297,568
MedAssets, Inc., Gtd. Notes(b)	8.000%	11/15/18	7,026	7,368,517
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	6.250%	11/01/18	2,750	2,997,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,000	1,080,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	5.000%	03/01/19	1,200	1,215,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	6.875%	12/01/18	7,500	7,809,375

				67,037,521

Media & Entertainment — 8.5%
AMC Entertainment, Inc., Gtd. Notes(b)	9.750%	12/01/20	5,140	5,769,650
AMC Networks, Inc., Gtd. Notes(b)	7.750%	07/15/21	2,170	2,395,137
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $7,505,750; purchased 06/26/14 - 08/04/14)(c)(d)	7.500%	08/15/19	7,400	7,603,500
Carmike Cinemas, Inc., Sec’d. Notes(b)	7.375%	05/15/19	1,250	1,345,312
Cinemark USA, Inc., Gtd. Notes	7.375%	06/15/21	825	897,188
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	215	229,513
Gannett Co., Inc., Gtd. Notes(b)	8.750%	11/15/14	6,254	6,335,302
Gannett Co., Inc., Gtd. Notes, 144A	5.125%	10/15/19	650	666,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	6,135	6,472,425
LIN Television Corp., Gtd. Notes(b)	8.375%	04/15/18	880	919,600
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,225,000; purchased 07/30/13)(b)(c)(d)	5.000%	08/01/18	1,225	1,258,688
Sinclair Television Group, Inc., Gtd. Notes	8.375%	10/15/18	800	838,000
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A(b)	6.000%	05/15/17	9,000	9,270,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $1,381,912; purchased 05/27/14)(b)(c)(d)	6.875%	05/15/19	1,290	1,367,400
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $5,451,125; purchased 06/04/14 - 07/22/14)(b)(c)(d)	7.875%	11/01/20	4,950	5,395,500
Wave Holdco LLC/Wave Holdco Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	07/15/19	1,425	1,464,187

				52,227,652

Metals — 11.4%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750%	12/01/18	7,691	8,517,782
Alcoa, Inc., Sr. Unsec’d. Notes(b)	6.750%	07/15/18	3,000	3,436,458
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	5.000%	02/25/17	3,600	3,766,500
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	1,800	1,959,750
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A(b)	7.750%	04/01/20	1,500	1,541,250
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A (original cost $2,400,000; purchased 05/13/13)(b)(c)(d)	9.000%	06/01/18	2,400	2,169,000
Berau Capital Resources Pte Ltd. (Indonesia), Sr. Sec’d. Notes, 144A	12.500%	07/08/15	3,850	3,951,063
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $6,234,862; purchased 05/27/14 - 06/30/14)(c)(d)	6.875%	05/01/18	5,850	6,084,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000%	04/01/17	3,000	3,127,500

FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.875%	02/01/18	4,000	4,206,240
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	8.250%	11/01/19	6,500	7,117,500
JMC Steel Group, Sr. Unsec’d. Notes, 144A (original cost $501,250; purchased 08/11/14)(c)(d)	8.250%	03/15/18	500	506,250
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	1,200	1,339,500
Murray Energy Corp., Sr. Sec’d. Notes, 144A (original cost $2,669,920; purchased 05/27/14)(c)(d)	9.500%	12/05/20	2,368	2,604,800
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18	4,174	4,299,220
Steel Dynamics, Inc., Gtd. Notes(b)	6.125%	08/15/19	6,525	6,981,750
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%	02/01/18	6,500	6,930,625
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	10.750%	02/01/18	2,000	2,132,500

				70,671,688

Non-Captive Finance — 2.4%
CIT Group, Inc., Sr. Unsec’d. Notes(b)	4.250%	08/15/17	4,175	4,331,562
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	3.875%	04/15/18	1,350	1,371,938
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%	09/01/17	4,000	4,650,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	425	490,875
SLM Corp., Sr. Unsec’d. Notes, MTN(b)	8.450%	06/15/18	3,650	4,247,505

				15,091,880

Packaging — 5.0%
AEP Industries, Inc., Sr. Unsec’d. Notes(b)	8.250%	04/15/19	4,500	4,680,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	6.250%	01/31/19	200	202,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	3,000	3,285,000
Berry Plastics Corp., Sec’d. Notes	9.750%	01/15/21	1,625	1,830,156
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	6.000%	06/15/17	1,150	1,167,250
Greif, Inc., Sr. Unsec’d. Notes(b)	6.750%	02/01/17	1,200	1,302,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	700	801,500
Owens-Brockway Glass Container, Inc., Gtd. Notes(b)	7.375%	05/15/16	5,965	6,472,025
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	2,525	2,600,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group LU, Gtd. Notes	9.875%	08/15/19	3,000	3,326,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group LU, Sr. Sec’d. Notes	7.875%	08/15/19	900	974,250
Sealed Air Corp., Gtd. Notes, 144A(b)	8.125%	09/15/19	4,000	4,370,000

				31,011,181

Paper — 0.9%
Cascades, Inc. (Canada), Gtd. Notes(b)	7.875%	01/15/20	1,850	1,947,125
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	3,450	3,579,375

				5,526,500

Pipelines & Other — 0.5%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	725	764,875
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,144,688; purchased 01/10/13 - 05/02/13)(b)(c)(d)	6.000%	01/15/19	2,150	2,284,375

				3,049,250

Real Estate Investment Trusts — 0.2%
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes, 144A	5.875%	06/01/21		525	532,875
Felcor Lodging LP, Sr. Sec’d. Notes	6.750%	06/01/19		500	527,500

					1,060,375

Retailers — 2.9%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19		4,250	4,558,125
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20		400	379,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%	03/15/19		5,200	5,408,000
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19		350	369,250
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $348,250; purchased 10/04/12)(c)(d)	8.500%	10/15/17		350	359,188
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%	07/15/19	EUR	4,000	5,137,571
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(b)	8.500%	12/01/17		1,500	1,533,750

					17,744,884

Technology — 17.6%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625%	07/01/17		2,800	2,842,000
Anixter International, Inc., Gtd. Notes(b)	5.625%	05/01/19		1,500	1,582,500
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21		1,250	1,146,875
Brightstar Corp., Gtd. Notes, 144A (original cost $6,028,750; purchased 04/27/12 - 06/23/14)(b)(c)(d)	9.500%	12/01/16		5,650	6,000,300
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $3,193,501; purchased 07/26/13 - 10/23/13)(c)(d)	7.250%	08/01/18		3,100	3,382,875
CDW LLC/CDW Finance Corp., Gtd. Notes(b)	8.500%	04/01/19		7,870	8,460,250
Ceridian LLC/Comdata, Inc., Gtd. Notes, 144A	8.125%	11/15/17		6,400	6,486,400
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%	06/01/20		4,355	4,648,962
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21		500	530,000
First Data Corp., Gtd. Notes	12.625%	01/15/21		8,352	10,210,320
First Data Corp., Sr. Sec’d. Notes, 144A(b)	7.375%	06/15/19		2,500	2,668,750
First Data Corp., Sr. Sec’d. Notes, 144A(b)	8.875%	08/15/20		2,240	2,441,600
Freescale Semiconductor, Inc., Gtd. Notes	8.050%	02/01/20		500	538,750
Freescale Semiconductor, Inc., Gtd. Notes	10.750%	08/01/20		9,374	10,545,750
iGATE Corp., Gtd. Notes, 144A	4.750%	04/15/19		1,050	1,052,625
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	12/15/17		950	973,750
Infor US, Inc., Gtd. Notes	9.375%	04/01/19		8,910	9,801,000
Infor US, Inc., Gtd. Notes	11.500%	07/15/18		4,559	5,111,779
Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19		7,400	7,349,125
Jabil Circuit, Inc., Sr. Unsec’d. Notes(b)	7.750%	07/15/16		2,000	2,230,000
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18		75	76,781
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(b)	6.500%	05/15/19		3,700	3,889,625
SunGard Data Systems, Inc., Gtd. Notes	6.625%	11/01/19		1,425	1,492,688
SunGard Data Systems, Inc., Gtd. Notes	7.375%	11/15/18		8,093	8,457,185
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	8.125%	06/15/18		3,835	3,988,400
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625%	06/15/18		2,580	2,692,875

					108,601,165

Telecommunications — 9.8%
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17		565	603,138
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/01/17		5,000	5,081,250
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20		750	873,825
Embarq Corp., Sr. Unsec’d. Notes (original cost $53,015; purchased 04/11/13)(c)(d)	7.082%	06/01/16		46	50,605
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.250%	04/15/17		2,000	2,275,000
Level 3 Communications, Inc., Sr. Unsec’d. Notes	8.875%	06/01/19		2,000	2,160,000
Level 3 Communications, Inc., Sr. Unsec’d. Notes	11.875%	02/01/19		2,750	3,007,812

Level 3 Financing, Inc., Gtd. Notes	8.125%		07/01/19	2,675	2,895,688
Level 3 Financing, Inc., Gtd. Notes, 144A	3.823	%(a)	01/15/18	1,145	1,150,725
Sprint Communications, Inc., Gtd. Notes, 144A(b)	9.000%		11/15/18	3,500	4,160,625
Sprint Communications, Inc., Sr. Unsec’d. Notes	8.375%		08/15/17	7,550	8,607,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	9.125%		03/01/17	1,900	2,166,000
T-Mobile USA, Inc., Gtd. Notes(b)	6.464%		04/28/19	5,760	6,004,800
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%		06/04/18	3,000	3,397,500
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%		04/30/20	3,000	3,210,000
Windstream Corp., Gtd. Notes(b)	7.875%		11/01/17	6,250	7,109,375
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%		07/01/20	504	573,300
Zayo Group LLC/Zayo Capital, Inc., Sr. Sec’d. Notes(b)	8.125%		01/01/20	6,494	7,005,402

					60,332,045

TOTAL CORPORATE BONDS (cost $809,372,348)					813,805,524

TOTAL INVESTMENTS — 139.6% (cost $857,244,984)(e)					861,937,940
Liabilities in excess of other assets(f) — (39.6)%					(244,597,557)

NET ASSETS — 100.0%					$617,340,383

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
PIK	Payment-in-Kind
EUR	Euro

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2014.
(b)	Represents security, or a portion thereof, with aggregate value of $497,563,994, segregated as collateral for amount of $243,000,000 borrowed and outstanding as of August 31, 2014. Of such securities, securities in the amount of $61,153,359 have been loaned for which, the amount borrowed serves as collateral. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $89,980,009. The aggregate value, $89,156,010, is approximately 14.4% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$868,295,325

Appreciation	6,108,426
Depreciation	(12,465,811)

Net Unrealized Depreciation	$(6,357,385)

The book basis may differ from tax basis due to certain tax-related adjustments.

(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contract outstanding at August 31, 2014.

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro, Expiring 09/26/14	Bank of America	EUR	3,980	$5,274,674	$5,229,632	$45,042

(1)	The amount represents fair value of derivative instrument subjects to foreign exchange contacts risk exposure as of August 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$47,252,584	$879,832
Corporate Bonds	—	811,906,850	1,898,674
Other Financial Instruments*
Forward Foreign Currency Exchange Contract	—	45,042	—

Total	$—	$859,204,476	$2,778,506

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 5/31/14	$3,282,112	$2,181,224
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(8,428)	18,354
Purchases	—	—
Sales	(622,990)	(300,904)
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfer out of Level 3	(1,770,862)	—

Balance as of 8/31/14	$879,832	$1,898,674

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.
**	Of which, $9,926 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there was one Bank Loan transferred out of Level 3 as a result of being valued by an independent pricing source.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    October 20, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    October 20, 2014

*	Print the name and title of each signing officer under his or her signature.